Subsequent events - Additional Information (Details)						1 Months Ended					12 Months Ended
	Mar. 13, 2023 USD ($) $ / shares	Mar. 03, 2023 USD ($)	Jan. 17, 2023 USD ($) TEU vessel	Jan. 13, 2023 USD ($) TEU shares	Jan. 05, 2023 $ / shares	Feb. 28, 2023 vessel	Dec. 31, 2022 vessel shares	Nov. 30, 2021	Sep. 30, 2021	Feb. 28, 2021	Dec. 31, 2022 USD ($) vessel TEU shares	Dec. 31, 2021 USD ($) vessel shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 02, 2023	Jun. 30, 2021 $ / shares shares	Apr. 30, 2021 $ / shares shares
Subsequent Event [Line Items]
Dividends on preferred shares											$ 60,800,000	$ 66,200,000	$ 67,100,000
Common shares, issued (in shares) | shares							281,565,472				281,565,472	247,024,699
Common shares, outstanding (in shares) | shares							281,565,472				281,565,472	247,024,699
Payments to acquire property, plant & equipment											$ 1,239,700,000	$ 1,577,000,000	$ 783,500,000
Term of agreement								18 years	18 years	18 years
Vessels
Subsequent Event [Line Items]
Capacity of vessels purchased | TEU											10,000
Payments to acquire property, plant & equipment												$ 358,500,000
Number of vessels sold | vessel							1				10	1
Sale price											$ 257,075,000
Fairfax Financial Holdings Limited
Subsequent Event [Line Items]
Warrants to purchase common shares | shares													5,000,000		1,000,000	5,000,000
Warrants outstanding exercise price (in dollars per share) | $ / shares													$ 13.00		$ 13.71	$ 13.00
Subsequent Event
Subsequent Event [Line Items]
Dividends per common share declared (in dollars per share) | $ / shares	$ 0.125				$ 0.125
Subsequent Event | Line of Credit | Senior Secured Notes
Subsequent Event [Line Items]
Credit facilities, maximum aggregate borrowings		$ 250,000,000
Proceeds from secured lines of credit		200,000,000
Line of credit facility, remaining borrowing capacity		$ 50,000,000
Percentage of total borrowing permitted relative to total assets		75.00%												65.00%
Term of debt		2 years
Subsequent Event | Vessels
Subsequent Event [Line Items]
Number of vessels purchased | vessel						1
Capacity of vessels purchased				10,000		15,000
Payments to acquire property, plant & equipment				$ 52,690,000
Number of vessels sold | vessel			1
Capacity of vessels sold | TEU			4,250
Sale price			$ 21,600,000
Term of contract						12 years
Subsequent Event | Fairfax Financial Holdings Limited
Subsequent Event [Line Items]
Warrants outstanding (in shares) | shares				6,000,000
Warrants and Rights Outstanding				$ 78,710,000
Series D | Subsequent Event
Subsequent Event [Line Items]
Dividends per preferred share declared (in dollars per share) | $ / shares	0.496875				0.496875
Series H | Subsequent Event
Subsequent Event [Line Items]
Dividends per preferred share declared (in dollars per share) | $ / shares	0.492188				0.492188
Series I | Subsequent Event
Subsequent Event [Line Items]
Dividends per preferred share declared (in dollars per share) | $ / shares	0.50000				0.50000
Series J cumulative redeemable | Subsequent Event
Subsequent Event [Line Items]
Dividends per preferred share declared (in dollars per share) | $ / shares	$ 0.43750				$ 0.43750
Series D Series H Series I And Series J Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Dividends on preferred shares	$ 15,223,000